Note 4 - Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Total Revenues	$ 9,530,837	$ 3,541,061	$ 26,054,873	$ 11,597,927
PROPERTY AND EQUIPMENT, net	2,543,551		2,543,551		2,232,355
Canada
Total Revenues	4,288,155	2,386,091	11,492,468	9,940,391
PROPERTY AND EQUIPMENT, net	1,424,129		1,424,129		1,583,613
US
Total Revenues	5,242,682	1,154,970	14,562,405	1,657,536
PROPERTY AND EQUIPMENT, net	$ 1,119,422		$ 1,119,422		$ 648,742